RELATED PARTY TRANSACTIONS - Note Payable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Face value	$ 72,269
Due from Related Parties, Current	$ 1,094,309	$ 210,033
Chief Executive Officer
Related Party Transaction [Line Items]
Common Stock, Shares, Issued	127,278
Additional Stock Compensation Expense	$ 233,184
Interest rate of loans	12.00%	5.00%
State side [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	$ 97,471
Notes Payable, Other Payables | Chief Executive Officer | Note Payable, Chief Executive Officer
Related Party Transaction [Line Items]
Increase (Decrease) in Notes Receivables	115,000	$ 115,000	$ 115,000
Face value	$ 299,489